UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1: Schedule of Investments

Money Market Portfolio

Schedule of Investments (unaudited)

As of March 31, 2019

		Yield1	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (38.6%)
	Federal Home Loan Bank Discount Notes	2.482%	4/2/19	5,518	5,518
	Federal Home Loan Bank Discount Notes	2.442%	4/3/19	2,388	2,388
	Federal Home Loan Bank Discount Notes	2.481%	4/10/19	4,700	4,697
	Federal Home Loan Bank Discount Notes	2.459%	5/6/19	3,000	2,993
	Federal Home Loan Bank Discount Notes	2.459%	5/8/19	13,663	13,628
	Federal Home Loan Bank Discount Notes	2.413%	5/10/19	2,000	1,995
2	Freddie Mac Discount Notes	2.502%	4/1/19	35	35
	United States Treasury Bill	2.377%	4/4/19	5,871	5,870
	United States Treasury Bill	2.409%	4/23/19	37,386	37,331
	United States Treasury Bill	2.414%	4/30/19	30,000	29,942
	United States Treasury Bill	2.460%	5/2/19	10,000	9,979
	United States Treasury Bill	2.409%	5/7/19	25,000	24,940
	United States Treasury Bill	2.481%	5/9/19	34,039	33,951
	United States Treasury Bill	2.409%	5/14/19	25,000	24,928
	United States Treasury Bill	2.407%	5/16/19	35,000	34,893
	United States Treasury Bill	2.034%	5/23/19	64,298	64,072
	United States Treasury Bill	2.506%	5/30/19	45,000	44,822
	United States Treasury Bill	2.527%	6/6/19	32,000	31,859
	United States Treasury Bill	2.511%	6/13/19	30,000	29,854
	United States Treasury Bill	2.471%	6/20/19	35,000	34,812
	United States Treasury Bill	2.420%	6/27/19	30,000	29,825
Total U.S. Government and Agency Obligations (Cost $468,332)					468,332
Commercial Paper (36.8%)
Bank Holding Company (1.0%)
3	ABN Amro Funding USA LLC	2.806%	4/3/19	1,000	1,000
3	ABN Amro Funding USA LLC	2.806%	4/5/19	2,000	1,999
3	ABN Amro Funding USA LLC	2.807%	4/8/19	1,000	999
3	ABN Amro Funding USA LLC	2.627%	5/2/19	250	249
3	ABN Amro Funding USA LLC	2.617%	5/7/19	500	499
3	ABN Amro Funding USA LLC	2.674%	5/28/19	500	498
3	ABN Amro Funding USA LLC	2.643%	5/31/19	5,000	4,978
3	ABN Amro Funding USA LLC	2.663%	6/4/19	750	747
3	ABN Amro Funding USA LLC	2.674%	6/5/19	250	249
3	ABN Amro Funding USA LLC	2.602%	6/20/19	750	746
	MUFG Bank Ltd. (New York Branch)	2.907%	4/22/19	454	453
					12,417
Finance—Auto (2.4%)
	American Honda Finance Corp.	2.611%	4/4/19	250	250
	American Honda Finance Corp.	2.612%	4/10/19	250	250
	American Honda Finance Corp.	2.648%	4/22/19	1,000	999
	American Honda Finance Corp.	2.658%	4/23/19	500	499
	American Honda Finance Corp.	2.638%	4/25/19	5,500	5,490
	American Honda Finance Corp.	2.658%	4/26/19	2,400	2,396
	American Honda Finance Corp.	2.588%	5/21/19	1,000	996
	American Honda Finance Corp.	2.638%	5/24/19	1,000	996
	American Honda Finance Corp.	2.567%	6/21/19	4,000	3,977
	American Honda Finance Corp.	2.546%	6/24/19	250	249
	American Honda Finance Corp.	2.567%	6/25/19	250	249

Money Market Portfolio

	American Honda Finance Corp.	2.618%	6/26/19	500	497
	Toyota Motor Credit Corp.	2.572%	6/10/19	3,750	3,731
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.712%	5/16/19	1,000	1,000
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.712%	7/16/19	4,000	4,000
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.250%	2.746%	5/28/19	2,000	2,000
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.280%	2.779%	6/26/19	1,500	1,500
					29,079
Foreign Banks (19.3%)
3	Australia & New Zealand Banking Group Ltd.	2.815%	4/5/19	1,000	1,000
3	Australia & New Zealand Banking Group Ltd.	2.826%	4/8/19	250	250
3	Australia & New Zealand Banking Group Ltd.	2.766%	4/16/19	3,690	3,686
3	Australia & New Zealand Banking Group Ltd.	2.616%	5/9/19	875	873
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.770%	6/4/19	3,500	3,500
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.762%	7/5/19	4,000	4,000
3	Bank of Nova Scotia	2.585%	6/17/19	300	298
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	2.642%	4/18/19	4,250	4,250
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	2.645%	4/25/19	2,000	2,000
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.270%	2.756%	5/23/19	5,000	5,000
3,4	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.240%	2.722%	5/20/19	7,000	7,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.584%	9/18/19	1,000	1,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.584%	9/19/19	1,000	1,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.679%	8/30/19	10,000	9,999
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.693%	9/6/19	2,000	2,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.709%	9/13/19	1,000	1,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.692%	9/16/19	5,000	5,002
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.790%	11/4/19	1,000	1,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.320%	2.812%	11/8/19	3,000	3,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.831%	11/22/19	1,000	1,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.825%	11/25/19	2,000	2,000
3	DBS Bank Ltd.	2.557%	6/27/19	500	497
3	DBS Bank Ltd.	2.599%	7/5/19	5,000	4,966
3	DBS Bank Ltd.	2.583%	7/29/19	2,000	1,983
3	DBS Bank Ltd.	2.594%	8/1/19	500	496
3	DBS Bank Ltd.	2.583%	8/5/19	1,000	991
3	DBS Bank Ltd.	2.595%	8/9/19	1,000	991
3	DBS Bank Ltd.	2.625%	9/25/19	1,000	987
3	DNB Bank ASA	2.598%	6/10/19	7,500	7,462
	ING US Funding LLC	2.786%	5/8/19	5,000	4,986
4	ING US Funding LLC, 1M USD LIBOR + 0.230%	2.723%	5/9/19	5,000	5,000
3	National Australia Bank Ltd.	2.734%	4/1/19	1,755	1,755
3	National Australia Bank Ltd.	2.714%	5/13/19	2,750	2,741
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.140%	2.622%	4/5/19	500	500

Money Market Portfolio

3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.140%	2.631%	4/9/19	500	500
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.652%	5/16/19	1,500	1,500
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.652%	5/17/19	5,500	5,500
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.662%	6/12/19	7,000	7,000
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.669%	6/13/19	3,000	2,999
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.250%	2.740%	4/2/19	8,000	8,000
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.300%	2.782%	8/16/19	1,000	1,000
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.330%	2.813%	9/6/19	3,000	3,000
3	Nederlandse Waterschapsbank NV	2.482%	4/2/19	500	500
3	Nordea Bank ABP	2.564%	5/22/19	5,000	4,982
3	Nordea Bank ABP	2.653%	5/24/19	3,000	2,988
3	Royal Bank of Canada	2.583%	6/14/19	1,000	995
3	Royal Bank of Canada	2.680%	6/25/19	5,000	4,969
3,4	Royal Bank of Canada, 1M USD LIBOR + 0.320%	2.810%	8/2/19	4,000	4,000
3	Skandinaviska Enskilda Banken AB	2.803%	4/9/19	1,995	1,994
3	Skandinaviska Enskilda Banken AB	2.782%	4/12/19	7,575	7,569
3	Skandinaviska Enskilda Banken AB	2.602%	6/5/19	1,500	1,493
3	Svenska Handelsbanken AB	2.913%	4/29/19	1,750	1,746
3	Svenska Handelsbanken AB	2.750%	6/12/19	4,000	3,978
3	Svenska Handelsbanken AB	2.584%	9/26/19	2,000	1,975
	Swedbank AB	2.881%	4/12/19	1,000	999
	Swedbank AB	2.745%	5/14/19	10,000	9,967
	Swedbank AB	2.715%	5/20/19	2,100	2,092
	Swedbank AB	2.620%	5/21/19	5,000	4,982
	Swedbank AB	2.710%	6/17/19	2,000	1,988
	Swedbank AB	2.710%	6/18/19	1,000	994
3	Toronto-Dominion Bank	2.935%	5/6/19	4,900	4,886
3	Toronto-Dominion Bank	2.544%	5/28/19	2,000	1,992
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.703%	8/9/19	7,000	7,000
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.703%	9/10/19	4,000	4,000
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.370%	2.863%	5/10/19	1,400	1,400
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.370%	2.851%	11/7/19	3,000	3,000
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.2%	2.699%	9/13/19	3,250	3,250
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.692%	9/19/19	4,000	4,002
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.280%	2.779%	5/30/19	13,000	13,003
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.792%	6/12/19	1,500	1,500
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.796%	10/28/19	6,000	6,000
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.812%	11/8/19	5,000	5,000
					234,956
Foreign Governments (7.2%)
3	Alberta (Province Of)	2.819%	5/1/19	8,500	8,480
3	Alberta (Province Of)	2.831%	5/13/19	3,815	3,802
3	Alberta (Province Of)	2.910%	5/24/19	2,000	1,992
3	Alberta (Province Of)	2.923%	6/3/19	1,500	1,492
3	Alberta (Province Of)	2.891%	6/5/19	1,000	995
	BNG Bank NV	2.501%	4/2/19	1,000	1,000
	BNG Bank NV	2.521%	4/5/19	7,000	6,998
3	CDP Financial Inc.	2.461%	4/4/19	1,000	1,000
3	CDP Financial Inc.	2.818%	5/1/19	2,000	1,995

Money Market Portfolio

3	CDP Financial Inc.	2.902%	6/14/19	4,500	4,474
	Export Development Canada	2.585%	4/2/19	3,000	3,000
	Export Development Canada	2.505%	4/8/19	500	500
	Export Development Canada	2.506%	4/9/19	500	500
	Export Development Canada	2.536%	4/10/19	500	500
	Export Development Canada	2.536%	4/11/19	1,000	999
	Export Development Canada	2.640%	5/1/19	1,500	1,497
	Export Development Canada	2.622%	6/10/19	1,030	1,025
	Export Development Canada	2.540%	7/19/19	1,000	992
3	Hydro-Quebec	2.582%	5/7/19	260	259
3	Hydro-Quebec	2.583%	5/9/19	2,150	2,144
5	Ontario Teachers’ Finance Trust	2.589%	4/8/19	500	500
5	Ontario Teachers’ Finance Trust	2.826%	4/9/19	5,000	4,997
5	Ontario Teachers’ Finance Trust	2.659%	4/29/19	5,000	4,989
5	Ontario Teachers’ Finance Trust	2.824%	5/13/19	10,000	9,968
5	Ontario Teachers’ Finance Trust	2.879%	5/28/19	2,100	2,091
5	Ontario Teachers’ Finance Trust	2.886%	6/3/19	4,750	4,726
5	Ontario Teachers’ Finance Trust	2.855%	6/11/19	3,000	2,983
5	PSP Capital Inc.	2.593%	4/2/19	10,750	10,749
5	PSP Capital Inc.	2.566%	5/21/19	1,000	996
5	PSP Capital Inc.	2.594%	6/21/19	1,000	994
5	PSP Capital Inc.	2.701%	6/27/19	250	248
5	PSP Capital Inc.	2.659%	6/28/19	250	248
					87,133
Foreign Industrial (2.7%)
3	BASF SE	2.708%	4/5/19	1,500	1,500
3	BASF SE	2.708%	4/9/19	1,500	1,499
3	BASF SE	2.708%	4/16/19	1,000	999
3	BASF SE	2.607%	5/6/19	750	748
3	BASF SE	2.556%	6/28/19	3,000	2,981
3	John Deere Canada ULC	2.565%	5/16/19	1,000	997
3	Nestle Capital Corp.	2.583%	4/4/19	1,500	1,500
3	Nestle Capital Corp.	2.583%	4/8/19	2,000	1,999
3	Nestle Capital Corp.	2.796%	4/18/19	2,000	1,997
3	Nestle Capital Corp.	2.573%	9/23/19	2,000	1,975
3	Nestle Capital Corp.	2.589%	10/23/19	4,000	3,942
	Nestle Finance International Ltd.	2.451%	4/5/19	1,000	1,000
	Nestle Finance International Ltd.	2.837%	4/15/19	3,000	2,997
	Nestle Finance International Ltd.	2.796%	4/18/19	1,000	999
3	Total Capital Canada Ltd.	2.627%	4/23/19	1,000	999
3	Total Capital Canada Ltd.	2.583%	4/24/19	1,600	1,597
3	Total Capital Canada Ltd.	2.597%	4/30/19	2,250	2,245
3	Total Capital Canada Ltd.	2.597%	5/1/19	1,750	1,746
	Toyota Credit Canada Inc.	2.819%	5/16/19	500	498
	Toyota Credit Canada Inc.	2.918%	6/10/19	500	497
	Toyota Credit Canada Inc.	2.919%	6/11/19	500	497
					33,212
Industrial (4.2%)
3	Apple Inc.	2.554%	4/29/19	2,500	2,495
3	Apple Inc.	2.634%	6/3/19	1,000	995
3	Apple Inc.	2.711%	6/17/19	1,500	1,491
3	Apple Inc.	2.680%	6/18/19	1,500	1,492
3	Apple Inc.	2.574%	6/19/19	1,000	994
3	Apple Inc.	2.712%	6/25/19	1,000	994
3	Apple Inc.	2.648%	6/26/19	1,000	994
3	Apple Inc.	2.586%	7/1/19	1,000	994
3	Apple Inc.	2.583%	7/8/19	1,500	1,490

Money Market Portfolio

3	Apple Inc.	2.565%	10/7/19	4,800	4,736
3	Cisco Systems Inc.	2.536%	6/6/19	500	498
	Exxon Mobil Corp.	2.547%	6/5/19	5,000	4,977
	Exxon Mobil Corp.	2.549%	6/19/19	2,000	1,989
	Exxon Mobil Corp.	2.549%	6/21/19	2,000	1,989
	Exxon Mobil Corp.	2.551%	7/12/19	3,000	2,978
	Exxon Mobil Corp.	2.541%	7/26/19	1,000	992
	Exxon Mobil Corp.	2.542%	7/31/19	1,000	992
3	Henkel of America Inc.	2.551%	4/8/19	1,000	999
3	John Deere Capital Corp.	2.565%	5/13/19	500	498
3	John Deere Capital Corp.	2.565%	5/15/19	1,000	997
3	Pfizer Inc	2.706%	4/4/19	7,000	6,998
3	Walmart Inc.	2.719%	4/15/19	5,000	4,995
3	Walmart Inc.	2.536%	6/21/19	1,000	994
3	Walmart Inc.	2.527%	6/24/19	1,100	1,094
3	Walmart Inc.	2.527%	6/25/19	3,000	2,982
					50,647
	Total Commercial Paper (Cost $447,444)				447,444
	Certificates of Deposit (21.8%)
Domestic Banks (6.5%)
	Citibank NA	2.840%	4/10/19	5,000	5,000
	Citibank NA	2.920%	6/10/19	5,000	5,000
	Citibank NA	2.920%	6/12/19	2,500	2,500
	Citibank NA	2.620%	9/12/19	6,000	6,000
4	HSBC Bank USA NA, 1M USD LIBOR + 0.160%	2.649%	4/1/19	2,500	2,500
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.584%	9/13/19	5,000	5,000
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.588%	9/20/19	5,000	5,000
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.250%	2.732%	4/18/19	3,000	3,000
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.300%	2.790%	5/2/19	6,000	6,000
4	US Bank NA, 1M USD LIBOR + 0.280%	2.765%	6/24/19	9,000	9,000
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.599%	9/13/19	3,000	3,000
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.623%	8/12/19	7,000	7,000
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.623%	8/14/19	3,000	3,000
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.200%	2.684%	4/15/19	7,500	7,500
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.280%	2.769%	5/1/19	7,000	7,000
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.280%	2.770%	5/2/19	2,000	2,000
					78,500
Yankee Certificates of Deposit (15.3%)
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.764%	8/15/19	500	500
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.762%	8/19/19	1,000	1,000
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.794%	11/15/19	1,000	1,000
	Bank of Montreal (Chicago Branch)	2.900%	6/17/19	2,000	2,000
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.170%	2.652%	4/17/19	3,000	3,000
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.180%	2.673%	5/9/19	4,000	4,000
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.300%	2.781%	6/7/19	5,000	5,000

Money Market Portfolio

4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.340%	2.825%	7/24/19	6,000	6,000
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.150%	2.643%	4/10/19	1,750	1,750
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.250%	2.743%	7/9/19	2,000	2,000
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.270%	2.763%	8/9/19	2,500	2,500
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.470%	2.960%	4/3/19	5,200	5,200
	Canadian Imperial Bank of Commerce (New York Branch)	2.550%	10/1/19	2,000	2,000
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.160%	2.653%	4/10/19	5,000	5,000
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.250%	2.742%	8/12/19	2,500	2,500
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.330%	2.822%	7/8/19	1,000	1,000
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.589%	9/3/19	500	500
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.140%	2.632%	4/8/19	500	500
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.140%	2.632%	4/8/19	1,000	1,000
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.140%	2.633%	4/9/19	800	800
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.770%	6/4/19	1,000	1,000
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.320%	2.806%	7/24/19	1,000	1,000
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.270%	2.752%	6/17/19	3,000	3,000
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.769%	6/3/19	1,000	1,000
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.775%	6/28/19	1,000	1,000
	Credit Suisse AG (New York Branch)	2.770%	4/17/19	4,500	4,500
	Credit Suisse AG (New York Branch)	2.770%	4/18/19	4,500	4,500
	Credit Suisse AG (New York Branch)	2.550%	6/28/19	2,000	2,000
	MUFG Bank Ltd. (New York Branch)	2.765%	4/1/19	5,000	5,000
	MUFG Bank Ltd. (New York Branch)	2.800%	4/8/19	6,000	6,000
	Nordea Bank ABP (New York Branch)	2.860%	6/3/19	5,000	5,000
4	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.140%	2.622%	4/5/19	5,000	5,000
4	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	2.654%	5/15/19	500	500
4	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	2.652%	5/17/19	7,500	7,500
4	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	2.662%	6/12/19	4,000	4,000
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.583%	9/6/19	3,000	3,000
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.150%	2.639%	4/1/19	2,000	2,000
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.703%	9/11/19	5,000	5,000
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.710%	10/4/19	5,000	5,000

Money Market Portfolio

4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.240%	2.725%	4/23/19	2,000	2,000
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.140%	2.632%	4/8/19	1,000	1,000
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.150%	2.643%	5/9/19	5,000	5,000
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.180%	2.679%	5/13/19	10,000	10,000
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.280%	2.769%	7/1/19	3,000	3,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.050%	5/3/19	1,555	1,554
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.590%	7/15/19	3,000	3,000
4	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.300%	2.789%	5/1/19	4,000	4,000
4	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.310%	2.800%	5/2/19	4,000	4,000
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.150%	2.639%	4/1/19	5,000	5,000
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.220%	2.704%	7/15/19	5,000	5,000
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.300%	2.783%	8/6/19	3,000	3,000
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.824%	11/13/19	5,000	5,000
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.190%	2.683%	7/11/19	4,000	4,000
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.24%	2.733%	7/10/19	1,500	1,500
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.290%	2.775%	7/25/19	2,500	2,500
	Toronto-Dominion Bank (New York Branch)	2.840%	5/22/19	7,000	7,000
	Toronto-Dominion Bank (New York Branch)	2.700%	8/2/19	1,250	1,250
4	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.320%	2.811%	7/12/19	4,500	4,500
	Westpac Banking Corp. (New York Branch)	2.700%	6/21/19	500	500
					186,054
Total Certificates of Deposit (Cost $264,554)					264,554
Other Notes (1.4%)
4	Bank of America NA, 1M USD LIBOR + 0.140%	2.630%	4/3/19	4,300	4,300
4	Bank of America NA, 1M USD LIBOR + 0.150%	2.640%	4/4/19	1,500	1,500
4	Bank of America NA, 1M USD LIBOR + 0.160%	2.641%	5/7/19	2,000	2,000
4	Bank of America NA, 1M USD LIBOR + 0.160%	2.652%	5/8/19	1,500	1,500
4	Bank of America NA, 1M USD LIBOR + 0.180%	2.673%	4/11/19	2,000	2,000
4	Bank of America NA, 1M USD LIBOR + 0.250%	2.739%	4/1/19	500	500
4	Bank of America NA, 1M USD LIBOR + 0.260%	2.744%	5/15/19	1,500	1,500
4	Bank of America NA, 1M USD LIBOR + 0.280%	2.773%	5/10/19	2,000	2,000
4	Bank of America NA, 1M USD LIBOR + 0.300%	2.790%	6/4/19	2,000	2,000
Total Other Notes (Cost $17,300)					17,300
Taxable Municipal Bonds (1.9%)
6	New York State Housing Finance Agency Housing Revenue VRDO	2.420%	4/5/19	11,000	11,000
6	Traer Creek CO Metropolitan District Revenue VRDO	2.500%	4/5/19	12,626	12,626
Total Taxable Municipal Bonds (Cost $23,626)					23,626

Money Market Portfolio

Total Investments (100.5%) (Cost $1,221,256)	1,221,256
Other Assets and Liabilities-Net (-0.5%)	(6,560)
Net Assets (100%)	1,214,696

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2019, the aggregate value of these securities was $305,998,000, representing 25.2% of net assets.

4

Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $43,489,000, representing 3.6% of net assets.

6	Scheduled principal and interest payments are guaranteed by bank letter of credit.

VRDO     Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2019, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2019

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.